Trade receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables

15 Trade receivables

Trade receivables are due primarily from distributors and retailers who sell directly to end customers.

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/22	31/12/21
Third parties	37,203	38,556
Related parties	7,457	8,028
Gross trade receivables	44,660	46,584
Allowance for doubtful accounts	(5,604)	(5,325)
Total trade receivables	39,056	41,259

Transactions with related parties are conducted at arm’s length (see note 42).

Trade receivables by geographic region are analysed as follows:

	31/12/22	31/12/21
Italian customers	10,124	10,678
Other European customers	10,761	12,252
North American customers	8,233	7,232
Chinese customers	5,589	7,059
South American customers	5,047	4,956
Other foreign customers	4,906	4,407
Gross trade receivables	44,660	46,584
Provision for doubtful accounts	(5,604)	(5,325)
Total trade receivables	39,056	41,259

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2022 and 2021.

	31/12/22	31/12/21
Balance at beginning of year	5,325	7,881
Charges – bad debt expense	330	76
Reductions – write off of uncollectible amounts	(95)	(2,015)
Foreign exchange effect	44	—
Reductions – reversal to profit and loss	—	(617)
Balance at end of year	5,604	5,325

The Parent sold trade receivables to a financial institution for cash advances (for further details, see note 30(C)(iii)). These trade receivables have not been derecognized from the statement of financial position, because the Parent retains substantially all of the risks and rewards – primarily credit risk. The amount received on their transfer has been recognised as a secured bank borrowing (see note 25). The arrangement with the financial institution is such that the customers remit cash directly to the Parent and the Parent transfers the collected amounts to the financial institution. The receivables are considered to be held within a held‑to‑collect business model consistent with the Group’s continuing recognition of the receivables.

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/22	31/12/21
Carrying amount of trade receivables transferred	18,670	29,778
Carrying amount of associated liabilities	(17,307)	(26,341)
Total, net	1,363	3,437

Information about the Group’s exposure to credit risk and impairment losses for trade receivables is included in note 30(C)(ii-a).